REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND
REVENUESHARES CONSUMER DISCRETIONARY SECTOR FUND
REVENUESHARES CONSUMER STAPLES SECTOR FUND
REVENUESHARES ENERGY SECTOR FUND
REVENUESHARES HEALTH CARE SECTOR FUND
REVENUESHARES INDUSTRIALS SECTOR FUND
REVENUESHARES INFORMATION TECHNOLOGY SECTOR FUND
REVENUESHARES MATERIALS SECTOR FUND
REVENUESHARES UTILITIES SECTOR FUND

Supplement dated March 10, 2014 to the Statement of Additional Information (“SAI”) dated October 28, 2013

The Board of Trustees of the RevenueShares ETF Trust (the “Trust”) has approved the appointment of Jennifer L. Fox as Secretary of the Trust.

Therefore, the following replaces the third row of the “Officers” table in the “Management of the Trust” section on page B-12 of the SAI:

Jennifer L. Fox One Commerce Square 2005 Market Street Suite 2020 Philadelphia, PA 19103 Year of Birth: 1972	Secretary	Since February 2014	Technical Analyst, VTL, from 2004 to present.

Please retain this Supplement with your SAI for future reference.

REVENUESHARES ETF TRUST

REVENUESHARES EMERGING MARKET FUND
REVENUESHARES ULTRA DIVIDEND FUND

Supplement dated March 10, 2014 to the Statement of Additional Information (“SAI”) dated September 24, 2013, as revised November 14, 2013

The Board of Trustees of the RevenueShares ETF Trust (the “Trust”) has approved the appointment of Jennifer L. Fox as Secretary of the Trust.

Therefore, the following replaces the third row of the “Officers” table in the “Management of the Trust” section on page 10 of the SAI:

Jennifer L. Fox One Commerce Square 2005 Market Street Suite 2020 Philadelphia, PA 19103 Year of Birth: 1972	Secretary	Since February 2014	Technical Analyst, VTL, from 2004 to present.

Please retain this Supplement with your SAI for future reference.